INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Solar modules	$ 626	$ 166
Permits and related costs capitalized during the course of obtaining permits		141
Inventories	$ 626	$ 307